Post-employment benefits (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
2025	R$ 2,045
2026	2,016
2027	2,052
2028	2,076
2029	2,127
2030 to 2034	R$ 11,228
Funbep Fundo De Pensao Multipatrocinado [Member]
IfrsStatementLineItems [Line Items]
Duration	8 years 29 days
2025	R$ 1,244
2026	1,192
2027	1,230
2028	1,264
2029	1,298
2030 to 2034	R$ 6,886
Fundacao Itau Unibanco Previdencia Complementar [Member]
IfrsStatementLineItems [Line Items]
Duration	7 years 7 months 6 days
2025	R$ 716
2026	733
2027	750
2028	767
2029	782
2030 to 2034	R$ 4,084
Other Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Duration	7 years 3 months 14 days
2025	R$ 85
2026	91
2027	72
2028	45
2029	47
2030 to 2034	R$ 258